Basis of preparation	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Basis of preparation
2.	Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of Sony have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (Standard Interpretations Committee (SIC) and International Financial Reporting Interpretations Committee (IFRIC)).
Sony adopted IFRS for the first time this fiscal year (commencing on April 1, 2021 and ending on March 31, 2022), and so the annual consolidated financial statements for this fiscal year are the first ones prepared in conformity with IFRS. The date of Sony’s transition to IFRS is April 1, 2020. Sony has adopted IFRS 1 “First-Time Adoption of International Financial Reporting Standards” (“IFRS 1”) for the transition to IFRS.
The effect of the transition to IFRS on Sony’s financial position, results of operations and cash flows is presented in Note 34.
Approval of consolidated financial statements
The consolidated financial statements were approved by Kenichiro Yoshida, Chairman, President and Chief Executive Officer and Representative Corporate Executive Officer, and Hiroki Totoki, Executive Deputy President and Chief Financial Officer and Representative Corporate Executive Officer, on June 28, 2022.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis except for items such as financial instruments measured at fair value as separately described in Note 3.
Functional currency and presentation currency
The consolidated financial statements have been presented in Japanese yen, which is the functional currency of Sony Group Corporation. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen.
Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates and assumptions. These estimates and assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The timing and extent to which the spread of
COVID-19
may negatively impact Sony’s business will depend on future developments, which are uncertain. This uncertainty could result in greater variability in accounting estimates and assumptions.
Information about judgments that have been made in the process of applying accounting policies that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Classification of financial instruments (Note 3 I (5))
Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Fair value of financial instruments (Note 3 I (5) and (15) and Note 5)

•	Impairment of non-financial assets (Note 3 I (10) and Note 12)

•	Measurement of deferred insurance acquisition costs, future insurance policy benefits, and policyholders’ account in the life insurance business (Note 3 I (11) and Note 13)

•	Measurement of film costs and participation and residual liabilities in the Pictures segment (Note 3 I (9) and (12), Note 11, and Note 18)

•	Recoverability of deferred tax assets (Note 3 I (23) and Note 25)

•	Measurement of fair value of assets acquired and liabilities assumed in business combinations (Note 3 I (2) and Note 30)